Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2011
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

24.1 Financial risk factors

The Company is exposed to changes in financial market conditions in the normal course of business due to its operations in different foreign currencies and its ongoing investing and financing activities. The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, fair value interest rate risk, cash flow interest rate risk and price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The Company uses derivative financial instruments to hedge certain risk exposures.

Risk management is carried out by a central treasury department (Corporate Treasury). Simultaneously, a Treasury Committee, chaired by the CFO, steers treasury activities and ensures compliance with corporate policies approved by the Board of Directors. Treasury activities are thus regulated by the Company’s policies, which define procedures, objectives and controls. The policies focus on the management of financial risk in terms of exposure to market risk, credit risk and liquidity risk. Treasury controls are subject to internal audits. Most treasury activities are centralized, with any local treasury activities subject to oversight from head treasury office. Corporate Treasury identifies, evaluates and hedges financial risks in close cooperation with the Company’s operating units. It provides written principles for overall risk management, as well as written policies covering specific areas, such as foreign exchange risk, interest rate risk, price risk, credit risk, use of derivative financial instruments, and investments of excess liquidity. The majority of cash and cash equivalents is held in U.S. dollars and Euros and is placed with financial institutions rated at least a single “A” long term rating from two of the major rating agencies, meaning at least A3 from Moody’s Investor Service and A- from Standard & Poor’s and Fitch Ratings. In the current economic environment, with the ongoing sovereign debt and financial crisis, these ratings are closely and continuously monitored in order to manage exposure of the counterparty’s risk of both financial institutions and sovereign debt. Marginal amounts are held in other currencies. Hedging transactions are performed only to hedge exposures deriving from operating, investing and financing activities conducted in the normal course of business.

Market risk

Foreign exchange risk

The Company conducts its business on a global basis in various major international currencies. As a result, the Company is exposed to adverse movements in foreign currency exchange rates, primarily with respect to the Euro. Foreign exchange risk mainly arises from recognized assets and liabilities at the Company’s subsidiaries and future commercial transactions.

Management has set up a policy to require the Company’s subsidiaries to hedge their entire foreign exchange risk exposure with the Company through financial instruments transacted or overseen by Corporate Treasury. To manage their foreign exchange risk arising from foreign-currency-denominated assets and liabilities, entities in the Company use forward contracts and purchased currency options. Foreign exchange risk arises when recognized assets and liabilities are denominated in a currency that is not the entity’s functional currency. These instruments do not qualify as hedging instruments for accounting purposes. Forward contracts and currency options, including collars, are also used by the Company to reduce its exposure to U.S. dollar fluctuations in Euro-denominated forecasted intercompany transactions that cover a large part of its research and development, selling, general and administrative expenses as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of its future research and development expenses. The derivative instruments used to hedge these forecasted transactions meet the criteria for designation as cash flow hedge. The hedged forecasted transactions are all highly probable of occurrence for hedge accounting purposes.

It is the Company’s policy to have the foreign exchange exposures in all the currencies hedged month by month against the monthly standard rate. At each month end, the forecasted flows for the coming month are hedged together with the fixing of the new standard rate. For this reason the hedging transactions will have an exchange rate very close to the standard rate at which the forecasted flows will be recorded on the following month. As such, the foreign exchange exposure of the Company, which consists in the balance sheet positions and other contractually agreed transactions, is always equivalent to zero and any movement in the foreign exchange rates will not therefore influence the exchange effect on items of the consolidated statement of income. Any discrepancy from the forecasted values and the actual results is constantly monitored and prompt actions are taken, if needed.

Derivative Instruments Not Designated as a Hedge

As described above, the Company enters into foreign currency forward contracts and currency options to reduce its exposure to changes in exchange rates and the associated risk arising from the denomination of certain assets and liabilities in foreign currencies in the Company’s subsidiaries. These include receivables from international sales by various subsidiaries, payables for foreign currency-denominated purchases and certain other assets and liabilities arising from intercompany transactions.

The notional amount of these financial instruments totaled $517 million, $874 million and $717 million at December 31, 2011, 2010 and 2009, respectively. The principal currencies covered are the Euro, the Singapore dollar, the Japanese yen, the Swiss franc, the Swedish krona, the British pound and the Malaysian ringgit.

The risk of loss associated with forward contracts is equal to the exchange rate differential from the time the contract is entered into until the time it is settled. The risk of loss associated with purchased currency options is equal to the premium paid when the option is not exercised.

Foreign currency forward contracts and currency options not designated as cash flow hedge outstanding as of December 31, 2011 have remaining terms of 2 days to 6 months, maturing on average after 20 days.

Derivative Instruments Designated as a Hedge

To further reduce its exposure to U.S. dollar exchange rate fluctuations, the Company hedges through the use of currency forward contracts and currency options, including collars, certain Euro-denominated forecasted intercompany transactions that cover at year-end a large part of its research and development, selling, general and administrative expenses, as well as a portion of its front-end manufacturing costs of semi-finished goods. The Company also hedges through the use of currency forward contracts certain Swedish-krona denominated forecasted transactions that cover at reporting date a large part of research and development expenses.

The principles regulating the hedging strategy for derivatives designated as cash flow hedge are established as follows: (i) for R&D and corporate costs, up to 80% of the total forecasted transactions; (ii) for manufacturing costs, up to 70% of the total forecasted transactions. The maximum length of time over which the Company hedges its exposure to the variability of cash flows for forecasted transactions is 24 months.

For the year ended December 31, 2011 the Company recorded a reduction in cost of sales and operating expenses of $65 million and $52 million, respectively, related to the realized gain incurred on such hedged transactions. For the year ended December 31, 2010 the Company recorded an increase in cost of sales and operating expenses of $37 million and $42 million, respectively, related to the realized loss incurred on such hedged transactions. For the year ended December 31, 2009 the Company recorded a reduction in cost of sales and operating expenses of $29 million and $42 million, respectively, related to the realized gain incurred on such hedged transactions. No significant ineffective portion of the hedge was recorded on the line “Other income and expenses, net” of the consolidated statements of income for the years ended December 31, 2011, 2010 and 2009.

The notional amount of foreign currency forward contracts and currency options, including collars, designated as cash flow hedge totaled $1,759, $1,850 and $1,354 million at December 31, 2011, 2010 and 2009, respectively. The forecasted transactions hedged at December 31, 2011 were determined to have a high probability of occurring.

As of December 31, 2011, $71 million of deferred losses on derivative instruments, before deferred tax of $9 million, included in “Accumulated other comprehensive income/(loss)” were expected to be reclassified as earnings during the next 12 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income/(loss)” in the consolidated statement of equity. As of December 31, 2010, $38 million of deferred gains on derivative instruments, net of tax of $1 million, included in “Accumulated other comprehensive income/(loss)” were expected to be reclassified as earnings during the next 24 months based on the monthly forecasted research and development expenses, corporate costs and semi-finished manufacturing costs. No amount was reclassified as “Other income and expenses, net” into the consolidated statement of income from “Accumulated other comprehensive income/(loss)” in the consolidated statement of equity. Foreign currency forward contracts, currency options and collars designated as cash flow hedge outstanding as of December 31, 2011 have remaining terms of 3 days to 11 months, maturing on average after 120 days.

As at December 31, 2011, the Company had the following outstanding derivative instruments that were entered into to hedge Euro-denominated and Swedish-krona denominated forecasted intercompany transactions:

In millions of Euros	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	283	309
Currency options	15	24
Collars	222	419

In millions of Swedish-krona	Notional amount for hedge on forecasted R&D and other operating expenses	Notional amount for hedge on forecasted manufacturing costs
Forward contracts	782	—

Cash flow and fair value interest rate risk

The Company’s interest rate risk arises from long-term borrowings. Borrowings issued at variable rates expose the Company to cash flow interest rate risk. Borrowings issued at fixed rates expose the Company to fair value interest rate risk.

The Company analyses its interest rate exposure on a dynamic basis. Various scenarios are simulated taking into consideration refinancing, renewal of existing positions, alternative financing and hedging. Since all the liquidity of the Company is invested in floating rate instruments, the Company’s interest rate risk arises from the mismatch of fixed rate liabilities and floating rate liquid assets.

In 2006, the Company entered into cancellable swaps with a combined notional value of $200 million to hedge the fair value of a portion of the convertible bonds due 2016 carrying a fixed interest rate. The cancellable swaps converted the fixed rate interest expense recorded on the convertible bond due 2016 to a variable interest rate based upon adjusted Libor. Until November 2008 the cancellable swaps met the criteria for designation as a fair value hedge and, as such, both the swaps and the hedged portion of the bonds were reflected at their fair values in the consolidated balance sheets. The Company determined that the swaps had been no longer effective at offsetting changes in the fair value of the hedged bonds since November 1, 2008 and the fair value hedge relationship was consequently discontinued on that date. The cancellable swaps were thus accounted for as held-for-trading financial assets. The swaps were unwound in 2009, which generated a non-operating loss of $8 million reported on the line “Gain (loss) on financial instruments, net” of the consolidated statement of income for the year ended December 31, 2009, and proceeds totaling $26 million in the consolidated statement of cash flows for the twelve months of 2009, reported on the line “Disposal of financial instruments”.

Price risk

As part of its ongoing investing activities, the Company may be exposed to equity security price risk for investments in public entities classified as available-for-sale, as described in Note 2.22. In order to hedge the exposure to this market risk, the Company may enter into certain derivative hedging transactions. In the first quarter of 2010, the Company purchased a put option in order to hedge a potential equity position in an unaffiliated company, for a total notional amount of 10 million shares. The put option did not meet at that time the criteria for designation as a hedging instrument and was consequently classified as a held-for-trading financial asset in the first quarter of 2010. The Company reported on that period an unrealized loss amounting to $6 million on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income. On April 6, 2010, the Company entered into a written call option, with a notional amount of 5 million shares, to be combined with the existing purchased put in order to structure a zero-cost collar as a single hedging instrument of the highly probable forecasted sale of Micron shares received upon the sale of Numonyx equity-method investment as described in Note 3. From inception of the hedging relationship and on an on-going basis until November 30, 2010, the combined options qualified for cash flow hedge accounting. As a result, the change in fair value of the hedging instrument was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of changes in equity. Since the critical terms of the structured collar matched the critical terms of the hedged transaction, no ineffectiveness was reported in earnings. Effectiveness was measured on the full fair value of the combined options. During the fourth quarter of 2010, the Company sold the underlying hedged 10,000,000 Micron shares and simultaneously unwound the purchased put and written call composing the collar. Total proceeds from the unwinding of the derivative instruments amounted to $5 million, which generated a non-operating gain of $4 million reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The impact of the sale of Micron shares is described in Note 3.

In addition to the combined options as described above, the Company entered in April 2010 into three contingent zero-cost collars to hedge forecasted sales of Micron shares for a total notional amount of approximately 40 million shares. The hedged forecasted sales were assessed to be highly probable transactions, from inception of the hedge and on an on-going basis, and the hedging transaction qualified for cash flow hedge. The contingency premium paid on these instruments, which totaled $9 million, was excluded from effectiveness measurement and recorded immediately in the consolidated statement of income on the line “Gain (loss) on financial instruments, net”. In December 2010, the Company decided to discontinue one of the three collars and simultaneously sold the underlying hedged 20,000,000 Micron shares. Total proceeds from the unwinding of the collar amounted to $16 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2010. The remaining two zero-cost collars, for a total notional amount of 20,056,131 shares, were not discontinued and still qualified for cash flow hedge accounting as at December 31, 2010. The cumulative change in fair value of the collars, which amounted to $27 million, was reported as a component of “Accumulated other comprehensive income (loss)” in the consolidated statement of changes in equity as at December 31, 2010. In 2011, the Company decided to discontinue the hedging instruments and simultaneously sold the underlying shares. Proceeds from the unwinding of the collars totaled $6 million, which generated a non-operating gain of the same amount reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2011. The impact of the sale of Micron shares is described in Note 3.

Information on fair value of derivative instruments and their location in the consolidated balance sheets as at December 31, 2011 and December 31, 2010 is presented in the table below:

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Asset Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	—	Other receivables and assets	46
Currency collars	Other receivables and assets	1	Other receivables and assets	—
Currency collars	Other investments and other non-current assets	—	Other investments and other non-current assets	6
Contingent zero-cost collars	Other receivables and assets	—	Other receivables and assets	27

Total derivatives designated as a hedge		1		79

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other receivables and assets	1	Other receivables and assets	12

Total derivatives not designated as a hedge:		1		12

Total Derivatives		2		91

In millions of U.S. dollars	As at December 31, 2011		As at December 31, 2010
Liability Derivatives	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(39)	Other payables and accrued liabilities	(8)
Currency collars	Other payables and accrued liabilities	(29)	Other payables and accrued liabilities	(2)

Total derivatives designated as a hedge		(68)		(10)

Derivatives not designated as a hedge:
Foreign exchange forward contracts	Other payables and accrued liabilities	(7)	Other payables and accrued liabilities	(1)

Total derivatives not designated as a hedge:		(7)		(1)

Total Derivatives		(75)		(11)

The effect on the consolidated statements of income for the year ended December 31, 2011 and December 31, 2010 and on the Other comprehensive income (“OCI”) as reported in the statements of changes in equity as at December 31, 2011 and December 31, 2010 of derivative instruments designated as cash flow hedge is presented in the table below:

In millions of U.S. dollars	Gain (loss) deferred in OCI on derivative		Location of gain (loss) reclassified from OCI into earnings	Gain (loss) reclassified from OCI into earnings
	December 31, 2011	December 31, 2010		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	(16)	19	Cost of sales	67	(31)
Foreign exchange forward contracts	(2)	3	Selling, general and administrative	8	(6)
Foreign exchange forward contracts	(20)	16	Research and development	45	(32)
Currency options	(2)	(1)	Cost of sales	(3)	(6)
Currency options	—	—	Selling, general and administrative	—	(1)
Currency options	(1)	(1)	Research and development	(1)	(3)
Currency collars	(19)	—	Cost of sales	1	—
Currency collars	(3)	—	Selling, general and administrative	—	—
Currency collars	(8)	2	Research and development	—	—
Combined options	—	—	Gain (loss) on financial instruments, net	—	4
Contingent zero-cost collars	—	27	Gain (loss) on financial instruments, net	6	16
Total	(71)	65		123	(59)

No significant ineffective portion of the cash flow hedge relationships was recorded in earnings for the years ended December 31, 2011 and December 31, 2010. No amount was excluded from effectiveness measurement on foreign exchange forward contracts, currency options and collars. For contingent zero-cost collars, the $9 million contingency premium was excluded from hedge effectiveness measurement and, as described above, was immediately recorded on the line “Gain (loss) on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2010.

The effect on the consolidated statements of income for the year ended December 31, 2011 and December 31, 2010 of derivative instruments not designated as a hedge is presented in the table below:

In millions of U.S. dollars	Location of gain recognized in earnings	Gain (loss) recognized in earnings
		December 31, 2011	December 31, 2010
Foreign exchange forward contracts	Other income and expenses, net	31	(41)
Total		31	(41)

The Company did not enter into any derivative containing significant credit-risk-related contingent features.

Credit risk

The Company selects banks and/or financial institutions that operate with the group based on the criteria of long term rating from at least two major Rating Agencies and keeping a maximum outstanding amount per instrument with each bank group not to exceed 20% of the total. This percentage has been reviewed since 2007 to cope with the ongoing financial crisis and always been kept at a maximum of 15% for major counterparty banks with high capitalization. Due to the concentration of part of its operations in Europe, primarily in France and in Italy, the Company assessed in 2011 the level of direct and indirect exposures to the sovereign debt crisis in the Euro zone. The analysis focused on cash and cash equivalents, loans and receivables, deferred tax assets and other financial assets held in European countries experiencing significant economic, fiscal or political strains that increase the likelihood of default. To identify the countries at risk, the Company considered recent economic developments, such as credit downgrades, widening credit spreads and public deficit reduction plans and the impact such developments could have on the Company’s financial position, results of operations, liquidity, and capital resources. The assessment also aimed at identifying indirect exposures to the current economic environment in the Euro zone, such as concentrations of cash and financial instruments with financial institutions highly exposed to the sovereign debt crisis. The Company concluded that the situation in the Euro zone was in evolution but that no factors indicated a high level of credit risk exposure due to a sovereign default in the short term.

The Company monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. If certain customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, risk control assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal and external ratings in accordance with limits set by management. The utilization of credit limits is regularly monitored. Sales to customers are primarily settled in cash. At December 31, 2011 and 2010, one customer, the Nokia Group of companies, represented 11.3% and 14.8% of trade accounts receivable, net respectively. Any remaining concentrations of credit risk with respect to trade receivables are limited due to the large number of customers and their dispersion across many geographic areas.

Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and cash equivalents, short-term deposits and marketable securities, the availability of funding from committed credit facilities and the ability to close out market positions. The Company’s objective is to maintain a significant cash position and a low debt-to-equity ratio, which ensure adequate financial flexibility. Liquidity management policy is to finance the Company’s investments with net cash provided from operating activities.

Management monitors rolling forecasts of the Company’s liquidity reserve on the basis of expected cash flows.

24.2 Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to create value for shareholders and benefits and returns for other stakeholders, as to maintain an optimal capital structure. In order to maintain or adjust the capital structure, the Company may review the amount of dividends paid to shareholders, return capital to shareholders, or issue new shares.

Consistent with others in the industry, the Company monitors capital on the basis of the debt-to-equity ratio. This ratio is calculated as the net financial position of the Company, defined as the difference between total cash position (cash and cash equivalents, marketable securities — current and non-current-, short-term deposits and non-current restricted cash, if any) net of total financial debt (bank overdrafts, if any, short-term borrowings and current portion of long-term debt as well as long-term debt), divided by total parent company shareholders’ equity.

24.3 Fair value measurement

The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. The quoted market price used for financial assets held by the Company is the bid price. If the market for a financial asset is not active and if no observable market price is obtainable, the Company measures fair value by using significant assumptions and estimates. In measuring fair value, the Company makes maximum use of market inputs and relies as little as possible on entity-specific inputs.

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2011:

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	100	100	—	—
Debt securities issued by foreign governments	81	81	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	5	—	5	—
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	93	93	—	—
Euro-denominated Fixed rate debt securities issued by financial institutions	27	27	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	107	107	—	—
Equity securities classified as available-for-sale	9	9	—	—
Equity securities held-for-trading	7	7	—	—
Derivative instruments designated as cash flow hedge	(67)	—	(67)	—
Derivative instruments not designated as a hedge	(6)	—	(6)	—
Total	356	424	(68)	—

The table below details financial assets (liabilities) measured at fair value on a recurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Debt securities issued by the U.S. Treasury	350	350	—	—
Debt securities issued by foreign governments	213	213	—	—
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers	10	—	—	10
Euro-denominated Senior debt Floating Rate Notes issued by other financial institutions	118	118	—	—
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions	200	200	—	—
Auction Rate Securities	72	—	—	72
Micron shares classified as available-for-sale	161	161	—	—
Other equity securities classified as available-for-sale	11	11	—	—
Equity securities held-for-trading	8	8	—	—
Derivative instruments designated as cash flow hedge	69	—	69	—
Derivative instruments not designated as a hedge	11	—	11	—
Total	1,223	1,061	80	82

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	82
Other-than-temporary impairment charge on Senior debt Floating Rate Notes issued by Lehman Brothers included in earnings on the line “Other-than temporary impairment charge in financial assets”	(5)
Transfer of Senior debt Floating Rate Notes issued by Lehman Brothers to Level 2 fair value hierarchy	(5)
Settlement on Auction Rate Securities	(72)

December 31, 2011	—

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	226
Change in fair value of Auction Rate Securities	30
Paid-in-kind interest on Numonyx subordinated notes	5
Change in fair value on Numonyx subordinated notes — pre-tax	2
Extinguishment of Numonyx subordinated notes	(180)
Currency translation adjustment	(1)

December 31, 2010	82

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2011:

		Fair Value Measurements using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	27	—	—	27
Assets held for sale	28	—	28	—
Total	55	—	28	27

The table below details financial and nonfinancial assets (liabilities) measured at fair value on a nonrecurring basis as at December 31, 2010:

		Fair Value Measurements using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
In millions of U.S. dollars
Cost-method investments	28	—	—	28
Assets held for sale	28	—	28	—
Total	56	—	28	28

The assets held for sale are reported at the lower of their net book value and fair value less costs to sell. Fair value is determined by estimates provided by brokers based on past sales of similar assets.

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	28
Currency translation adjustment	(1)

December 31, 2011	27

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	—

No portion of the aggregate carrying amount of cost method investors was evaluated for impairment in 2011, since there were no identified events or changes in circumstances that may have had a significant adverse effect on the fair value of the related investments.

For assets (liabilities) measured at fair value on a non recurring basis using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	222
Other-than-temporary impairment on cost-method investments	(1)
Equity share in Numonyx earnings	14
Numonyx divestiture	(207)

December 31, 2010	28

Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(1)

The following table includes additional fair value information on other financial assets and liabilities recorded at amortized cost as at December 31, 2011:

	2011		2010
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
In millions of U.S. dollars
Long-term debt
— Bank loans (including current portion)	485	485	592	591
— Senior Bonds	453	452	569	566
— Convertible debt	221	218	534	528
Total	1,159	1,155	1,695	1,685

The table below details securities that currently are in an unrealized loss position. The securities are segregated by investment type and the length of time that the individual securities have been in a continuous unrealized loss position as of December 31, 2011.

	December 31, 2011
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	79	—	147	(6)	226	(6)

Total	79	—	147	(6)	226	(6)

The table below details securities that were in an unrealized loss position as at December 31, 2010. The securities are segregated by investment type and the length of time that the individual securities had been in a continuous unrealized loss position as of December 31, 2010.

	December 31, 2010
	Less than 12 months		More than 12 months		Total
Description	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses	Fair Values	Unrealized Losses
Senior debt floating rate notes	—	—	317	(5)	317	(5)
Micron shares classified as available-for-sale	161	(15)	—	—	161	(15)

Total	161	(15)	317	(5)	478	(20)

The methodologies used to estimate fair value are as follows:

Debt securities classified as available-for-sale

The fair value of floating rate notes and government bonds is estimated based upon quoted market prices for identical instruments. For Lehman Brothers senior unsecured bonds, fair value measurement was reassessed in 2008 from a Level 1 fair value measurement hierarchy to a Level 3 following the Lehman Brothers’ Chapter 11 filing. Fair value measurement for these debt securities relied until December 31, 2010 on information received from a major credit rating entity based on historical recovery rates. In 2011, new information was publicly released about the Lehman Brothers Holding Inc. liquidation process, the announcement by Lehman Brothers Holding Inc. that it would seek approval of its reorganization plan and recent settlement negotiations between large bondholders and the liquidators. Based on these new facts and circumstances, the Company reassessed fair value measurement from a Level 3 fair value measurement hierarchy to a Level 2. The fair value of Lehman Brothers Senior debt floating rate notes is now based on expected recovery rates from the proposed reorganization plan, as reflected by values observed on open markets.

Foreign exchange forward contracts, currency options and collars

The fair value of these instruments is estimated based upon quoted market prices for similar instruments.

Equity securities classified as available-for-sale

The fair value of these instruments is estimated based upon market prices for the same or similar instruments. For shares on which a sale restriction is attached, the market price is discounted in order to reflect such restriction.

Equity securities held-for-trading

The fair value of these instruments is estimated based upon quoted market prices for the same instruments.

Equity securities carried at cost

The non-recurring fair value measurement is based on the valuation of the underlying investments on a new round of third party financing or upon liquidation.

Long-term debt and current portion of long-term debt

The fair value of long-term debt was determined based on quoted market prices, and by estimating future cash flows on a borrowing-by-borrowing basis and discounting these future cash flows using the Company’s incremental borrowing rates for similar types of borrowing arrangements.

Cash and cash equivalents, accounts receivable, bank overdrafts, short-term borrowings, and accounts payable

The carrying amounts reflected in the consolidated financial statements are reasonable estimates of fair value due to the relatively short period of time between the origination of the instruments and their expected realization.